Note 9 - Retirement Plans (Details) - Expected Approximate Future Benefit Payments (USD $)	Dec. 31, 2013
Expected Approximate Future Benefit Payments [Abstract]
2014	$ 129,026
2015	121,567
2016	115,318
2017	113,161
2018	108,949
2019 – 2023	965,862
$ 1,553,883